Deferred compensation (Phantom Stock Plan and Restricted Stock Unit Plan) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 01, 2017
Predecessor | Phantom Shares
Shares
Granted (in shares)	0
Predecessor | Restricted Stock Units (RSU)
Shares
Granted (in shares)	0
Phantom Stock Plan | Predecessor | Phantom Shares
Stock-Based Compensation [Line Items]
Maximum percentage of fair market value of the company available for share-based awards	2.00%
Maximum individual award as a percentage of shares available for award	5.00%
Award vesting period (in years)	5 years
Days from vesting date to cash settlement	120 days
Shares
Granted (in shares)	0	0	0
Unvested and outstanding at beginning of period (in shares)	10,619	23,179	53,162
Vested (in shares)	(9,729)	(6,456)	(22,041)
Forfeited (in shares)	(890)	(6,104)	(7,942)
Unvested and outstanding at end of period (in shares)	0	10,619	23,179
Weighted average grant date fair value
Unvested and outstanding at beginning of period ($ per share)	$ 18.62	$ 20.18	$ 17.01
Granted ($ per share)	0.00	0.00	0.00
Vested ($ per share)	18.39	24.48	12.61
Forfeited ($ per share)	$ 21.09	18.33	19.95
Unvested and outstanding at end of period ($ per share)		$ 18.62	$ 20.18
Vest date fair value
Vest date fair value		$ 25	$ 212
Restricted Stock Unit Plan | Restricted Stock Units (RSU)
Vest date fair value
Estimated fair value per share at end of period ($ per share)				$ 0.00
Restricted Stock Unit Plan | Predecessor | Restricted Stock Units (RSU)
Stock-Based Compensation [Line Items]
Maximum percentage of fair market value of the company available for share-based awards	2.00%
Days from vesting date to cash settlement	120 days
Shares
Granted (in shares)	0	59,571	504,752
Unvested and outstanding at beginning of period (in shares)	269,886	569,160	325,297
Vested (in shares)	(140,818)	(216,941)	(118,400)
Forfeited (in shares)	(30,472)	(141,904)	(142,489)
Unvested and outstanding at end of period (in shares)	98,596	269,886	569,160
Weighted average grant date fair value
Unvested and outstanding at beginning of period ($ per share)	$ 10.53	$ 9.91	$ 13.53
Granted ($ per share)	0.00	14.88	8.52
Vested ($ per share)	9.01	10.73	13.96
Forfeited ($ per share)	8.23	9.56	9.85
Unvested and outstanding at end of period ($ per share)	$ 7.18	$ 10.53	$ 9.91
Vest date fair value
Vest date fair value		$ 855	$ 1,094
Restricted Stock Unit Plan | Predecessor | Restricted Stock Units (RSU) | Maximum
Stock-Based Compensation [Line Items]
Award vesting period (in years)	3 years
Phantom Stock Plan and Restricted Stock Unit Plan | Predecessor | Phantom Stock and RSU
Vest date fair value
Estimated fair value per share at end of period ($ per share)	$ 0.00